Investment Property	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Disclosure of investment property [text block]
Note 20
Investment Property

Investment property movements are detailed as follows:

	Lands	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2018
Historic cost	4,458,835	2,131,827	6,590,662
Depreciation	-	(765,303)	(765,303)
Book Value	4,458,835	1,366,524	5,825,359

As of December 31, 2018
Additions	-	3,613	3,613
Depreciation	-	(49,728)	(49,728)
Conversion effect (depreciation)	(429,377)	(269,737)	(699,114)
Conversion effect	-	68,416	68,416
Other increases (decreases) (1)	2,695,795	871,615	3,567,410
Changes	2,266,418	624,179	2,890,597
Book Value	6,725,253	1,990,703	8,715,956

As of December 31, 2018
Historic cost	6,725,253	2,737,318	9,462,571
Depreciation	-	(746,615)	(746,615)
Book Value	6,725,253	1,990,703	8,715,956

As of December 31, 2019
Additions	-	132,462	132,462
Divestitures	(695,289)	-	(695,289)
Depreciation	-	(64,088)	(64,088)
Conversion effect (depreciation)	(1,042,090)	(391,483)	(1,433,573)
Conversion effect	-	23,854	23,854
Other increases (decreases) (1)	1,191,644	442,308	1,633,952
Changes	(545,735)	143,053	(402,682)
Book Value	6,179,518	2,133,756	8,313,274

As of December 31, 2019
Historic cost	6,179,518	2,920,605	9,100,123
Depreciation	-	(786,849)	(786,849)
Book Value	6,179,518	2,133,756	8,313,274

(1) Corresponds to the financial effect of the application IAS 29 Financial reporting in hyperinflationary economies.

Investment property includes seventeen land properties, two offices and one apartment, situated in Chile, which are maintained for appreciation purposes, with one apartment for being leased and generating ThCh$ 3,825 revenue during year
2019
(ThCh$ 158,235 in
2018
and ThCh$ 193,839 in
2017
). Additionally, there are four properties in Argentina, which are leased and generated an income for ThCh$ 104,334 for year
2019
(ThCh$ 97,312 in
2018
and ThCh$ 135,064 in
2017
). In addition, the expenses associated with such investment properties amounted to ThCh$ 67,096 for the year ended as of
December 31, 2019
(ThCh$ 50,874 in
2018
and ThCh$ 60,452 in
2017
).

The market valuation of investment properties exceeds 100% of the book value.

The fair value, of investment property that represent 96% of the carrying amount is ThCh$ 10,939,073.

Management has not detected any evidence of impairment of investment property.

The Company does not maintain any pledge or restriction over investment property items.